CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parentheticals) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,090,948	21,090,948
Common stock, shares Outstanding	21,090,948	21,090,948